Stock Based Compensation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Number of Shares issued			1,346,501	1,662,941
Expense recorded	$ 1,513,065	$ 95,000	$ 643,251	$ 997,765
Employees [Member]
Number of Shares issued			430,833	1,398,333
Expense recorded			$ 215,417	$ 839,000
Advisors and Independent Contractors [Member]
Number of Shares issued			915,668	264,608
Expense recorded			$ 457,834	$ 158,765
Cash compensation paid			$ 220,000	$ 95,000